[SBG LOGO]
--------------------------------------------------------------------------------
Security Benefit Life Insurance Company                700 SW Harrison St.
Security Benefit Group, Inc.                           Topeka, Kansas 66636-0001
Security Distributors, Inc.                            (785) 431-3000
Security Management Company, LLC


A MESSAGE FROM SECURITY BENEFIT

In 1999, Security Benefit Life Insurance Company had another year of outstanding financial results. The driving forces behind our tremendous financial performance were consumers' demand for individual retirement products and the extension of our money management and customer service competencies.

As consumers focus on their future, they look to Security Benefit as a partner for developing personal retirement strategies. Our core competencies--money management and customer service--are very solid and the cornerstone of our stronghold in the market segments.

SBG IS A CLEAR CHOICE

There are many qualities that make partnering with Security Benefit a clear choice:

*  variety of retirement products
*  cutting edge service
*  pool of flexible and responsive employees
*  rich heritage of innovation and creativity
*  a rock solid financial foundation
*  a strong risk management philosophy

However, if we were asked to capture what makes partnering with Security Benefit a clear choice in one sentence, here's what we'd say--Security Benefit knows Wall Street and Main Street.

Wall Street and Main Street are among the most famous streets in America, but they're known better for their characteristics rather than their location. Everyone knows that Wall Street is in New York, but Wall Street is more of an adjective today than it is a noun. What are the characteristics of something that's Wall Street-like? It's fast paced, risky and high stress.

Likewise, Main Street has become an adjective. The characteristics of something that's Main Street-like are being friendly, courteous, relaxed, and having a real interest and concern for your neighbor.

Knowledge of both streets is one of our competitive advantages and it's why we are positioned for strong growth in the future.

SBG KNOWS WALL STREET

Even though Security Benefit operates out of America's Heartland in Topeka, Kansas--the exact opposite of the Wall Street-like atmosphere--we know Wall Street because of our experience, technology and people.

EXPERIENCE. We've been in the equities business for a long time. Security Benefit was one of the first in the industry to introduce a variable annuity and we were on the front end of the mutual fund explosion.* We're as interested in the return of customers' investments as we are in the return on customers' investments.

TECHNOLOGY. In today's computer age, we receive financial news and information at the same time as any other Wall Street professional. When that one important announcement comes across the wire, we receive the information in real time and our money managers can react appropriately.

PEOPLE. There's an abundance of investment talent and expertise grown in America's breadbasket and Security Benefit attracts its fair share. Here, our talent is moderately insulated from the steady stream of Wall Street noise, so they can focus on what they do best--manage money.

SECURITY BENEFIT KNOWS MAIN STREET

In order to survive in the financial services industry today, you need to be good at providing three things:

*  products with good performance
*  competitive product pricing
*  good customer service

But, in order to thrive in the industry, you need to be great at one of those things.

At Security Benefit, we've got good products with good performance and competitively priced. But, we've made a conscious decision to be great at customer service. In 1999, Dalbar, Inc. recognized Security Benefit for its great customer service--again.

Where does our ability to provide outstanding service stem from? It stems from everyone at Security Benefit having a deep knowledge of Main Street. Main Street is part of Americana. Our goal is to provide customers the high-touch, personalized service you receive when you enter an establishment on Main Street, USA.

In the year 2000 and beyond, we will invest in initiatives that enhance the value we offer to customers and make partnering with Security Benefit an even clearer choice. Thanks for choosing Security Benefit in 1999.

*Variable annuities and mutual funds distributed by Security Distributors, Inc.

--------------------------------------------------------------------------------

BOARD OF DIRECTORS

HOWARD R. FRICKE
CHAIRMAN OF THE BOARD AND CEO
Security Benefit Life Insurance Company
Topeka, Kansas

KRIS A. ROBBINS
PRESIDENT AND COO
Security Benefit Life Insurance Company
Topeka, Kansas

SISTER LORETTO MARIE COLWELL
PRESIDENT AND CEO
St. Francis Hospital and Medical Center
Topeka, Kansas

JOHN C. DICUS
CHAIRMAN OF THE BOARD
Capitol Federal Savings & Loan Association
Topeka, Kansas

STEVEN J. DOUGLASS
CHAIRMAN AND CEO
Payless ShoeSource
Topeka, Kansas

WILLIAM W. HANNA
VICE CHAIRPERSON
Koch Industries
Wichita, Kansas

JOHN E. HAYES, JR.
CHAIRMAN OF THE BOARD AND CEO (Ret.)
Western Resources, Inc.
Topeka, Kansas

FRANK SABATINI
CHAIRMAN OF THE BOARD AND CEO
Capital City Bank
Topeka, Kansas

ROBERT C. WHEELER
CHAIRMAN AND CEO
Hill's Pet Nutrition, Inc.
Topeka, Kansas

NOTICE OF MEETING OF MEMBERS

The annual meeting of members of Security Benefit Mutual Holding Company (the "Mutual Holding Company") will be held on Tuesday, June 6, 2000 at 700 SW Harrison St., Topeka, Kansas at 1:00 p.m. Each owner of an insurance policy issued by Security Benefit Life Insurance Company is a member of the Mutual Holding Company and is entitled to vote, either in person or by proxy, on all matters coming before the meeting. Proxies are available from the corporate secretary and must be returned no later than May 31, 2000.

For More Information Call 1-800-888-2461

This report is submitted only for the general information of Varilife insurance policyowners and is not authorized for distribution to the public.

Enclosed are December 1999 financial reports for the variable life insurance separate account.

www.securitybenefit.com

                              FINANCIAL STATEMENTS

                       SECURITY VARILIFE SEPARATE ACCOUNT

                  YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997
                      WITH REPORT OF INDEPENDENT AUDITORS

                       Security Varilife Separate Account

                              Financial Statements


                  Years ended December 31, 1999, 1998 and 1997


                                    CONTENTS


                                                                            PAGE

Report of Independent Auditors..............................................  1

Audited Financial Statements

Balance Sheets..............................................................  2
Statements of Operations and Changes in Net Assets..........................  4
Notes to Financial Statements...............................................  7

                         Report of Independent Auditors

The Contract Owners
Security Varilife Separate Account
          and
The Board of Directors
Security Benefit Life Insurance Company

We have audited the accompanying individual and combined balance sheets of Security Varilife Separate Account (comprised of the individual series indicated therein) as of December 31, 1999, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of Security Benefit Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1999, by correspondence with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of the individual series of Security Varilife Separate Account at December 31, 1999, and the individual and combined results of their operations and changes in their net assets for each of the three years in the period then ended in conformity with accounting principles generally accepted in the United States.

                                                               Ernst & Young LLP

February 4, 2000

                       Security Varilife Separate Account

                                 Balance Sheets

                                December 31, 1999
            (DOLLARS IN THOUSANDS - EXCEPT PER SHARE AND UNIT VALUES)

ASSETS

Investments:

   SBL Fund:

     Series A (Growth Series) - 62,985 shares at net
       asset value of $35.51 per share (cost, $1,961)..................   $2,237

     Series B (Growth-Income Series) - 13,016 shares at
       net asset value of $24.39 per share (cost, $377)................      317

     Series C (Money Market Series) - 22,366 shares at
       net asset value of $12.04 per share (cost, $274)................      269

     Series D (Worldwide Equity Series) - 54,044 shares
       at net asset value of $9.08 per share (cost, $370)..............      491

     Series E (High Grade Income Series) - 9,738 shares
       at net asset value of $10.55 per share (cost, $116).............      103

     Series J (Mid Cap Series) - 18,920 shares at net
       asset value of $30.15 per share (cost, $427)....................      570

     Series K (Global Strategic Income Series) - 4,609 shares
       at net asset value of $9.61 per share (cost, $46)...............       44

     Series M (Global Total Return Series) - 7,516 shares
       at net asset value of $13.09 per share (cost, $92)..............       98

     Series N (Managed Asset Allocation Series) - 3,602 shares
       at net asset value of $16.94 per share (cost, $53)..............       61

     Series O (Equity Income Series) - 22,332 shares at
       net asset value of $17.27 per share (cost, $378)................      386

     Series S (Social Awareness Series) - 1,892 shares
       at net asset value of $31.71 per share (cost, $49)..............       60
                                                                           -----
Combined assets........................................................   $4,636
                                                                           =====

                                               NUMBER       UNIT
NET ASSETS                                    OF UNITS      VALUE
                                              -------------------
Net assets are represented by (NOTE 3):

   Growth Series:
     Accumulation units....................    84,314       $26.53       $2,237

   Growth-Income Series:
     Accumulation units....................    16,428        19.32          317

   Money Market Series:
     Accumulation units....................    22,166        12.15          269

   Worldwide Equity Series:
     Accumulation units....................    21,552        22.77          491

   High Grade Income Series:
     Accumulation units....................     8,119        12.65          103

   Mid Cap Series:
     Accumulation units....................    18,916        30.15          570

   Global Strategic Income Series:
     Accumulation units....................     3,365        13.16           44

   Global Total Return Series:
     Accumulation units....................     6,251        15.74           98

   Managed Asset Allocation Series:
     Accumulation units....................     3,471        17.58           61

   Equity Income Series:
     Accumulation units....................    20,152        19.14          386

   Social Awareness Series:
     Accumulation units....................     2,257        26.58           60
                                                                          -----
Combined net assets........................                              $4,636
                                                                          =====
SEE ACCOMPANYING NOTES.

                                                 Security Varilife Separate Account

                                         Statements of Operations and Changes in Net Assets

                                                    Year ended December 31, 1999
                                                           (IN THOUSANDS)

                                     GROWTH         GROWTH-            MONEY           WORLDWIDE         HIGH GRADE       MID CAP
                                     SERIES      INCOME SERIES     MARKET SERIES     EQUITY SERIES     INCOME SERIES      SERIES
                                     --------------------------------------------------------------------------------------------
Dividend distributions.............  $   17           $  7            $   8              $---               $ 12           $---
Expenses (NOTE 2):
   Mortality and expense risk fee..     (20)            (3)              (1)               (3)                (1)            (3)
   Administrative fee and
     insurance costs...............    (185)           (48)             (16)              (33)                (9)           (35)
                                     --------------------------------------------------------------------------------------------
Net investment gain (loss).........    (188)           (44)              (9)              (36)                 2            (38)

Capital gain distributions.........      69            123              ---                51                ---             54

Realized gain (loss) on investments     159            (73)               1                21                 (1)            24

Unrealized appreciation
   (depreciation) on investments...     (72)           (53)              (4)              107                (15)           113
                                     --------------------------------------------------------------------------------------------
Net realized and unrealized
   gain (loss) on investments......     156             (3)              (3)              179                (16)           191
                                     --------------------------------------------------------------------------------------------
Net increase (decrease) in net
   assets resulting from operations     (32)           (47)             (12)              143                (14)           153

Net assets at beginning of year....   2,077            341               71               315                105            278

Variable account deposits
   (NOTES 2 AND 3).................     533            100              421               103                 18            211

Terminations and withdrawals
   (NOTES 2 AND 3).................    (341)           (77)            (211)              (70)               (6)            (72)
                                     --------------------------------------------------------------------------------------------
Net assets at end of year..........  $2,237           $317            $ 269              $491               $103           $570
                                     ============================================================================================

SEE ACCOMPANYING NOTES.

                                         GLOBAL                          MANAGED ASSET                        SOCIAL
                                       STRATEGIC        GLOBAL TOTAL      ALLOCATION          EQUITY         AWARENESS
                                     INCOME SERIES     RETURN SERIES        SERIES         INCOME SERIES      SERIES       COMBINED
                                     ----------------------------------------------------------------------------------------------
Dividend distributions.............      $---              $  4              $  2              $ 13            $---         $   63
Expenses (NOTE 2):
   Mortality and expense risk fee..       ---                (1)               (1)               (3)            ---            (36)
   Administrative fee and
     insurance costs...............        (1)               (5)               (6)              (18)             (4)          (360)
                                     ----------------------------------------------------------------------------------------------
Net investment gain (loss).........        (1)               (2)               (5)               (8)             (4)          (333)

Capital gain distributions.........       ---                 7               ---                22               1            327

Realized gain (loss) on investments       ---                 2                 5                26               2            166

Unrealized appreciation
   (depreciation) on investments...       ---                (1)               (2)              (50)              4             27
                                     ----------------------------------------------------------------------------------------------
Net realized and unrealized
   gain (loss) on investments......       ---                 8                 3                (2)              7            520
                                     ----------------------------------------------------------------------------------------------
Net increase (decrease) in net
   assets resulting from operations        (1)                6                (2)              (10)              3            187

Net assets at beginning of year....        35                82                39               371              29          3,743

Variable account deposits
   (NOTES 2 AND 3).................        10                21                29                89              28          1,563

Terminations and withdrawals
   (NOTES 2 AND 3).................       ---               (11)               (5)              (64)            ---           (857)
                                     ----------------------------------------------------------------------------------------------
Net assets at end of year..........      $ 44              $ 98              $ 61              $386            $ 60         $4,636
                                     ==============================================================================================

SEE ACCOMPANYING NOTES.

                                                 Security Varilife Separate Account

                                         Statements of Operations and Changes in Net Assets

                                                    Year ended December 31, 1998
                                                           (IN THOUSANDS)

                                     GROWTH         GROWTH-            MONEY           WORLDWIDE         HIGH GRADE       MID CAP
                                     SERIES      INCOME SERIES     MARKET SERIES     EQUITY SERIES     INCOME SERIES      SERIES
                                     --------------------------------------------------------------------------------------------
Dividend distributions.............  $    8           $  5            $   1              $  4               $  5           $  2
Expenses (NOTE 2):
   Mortality and expense risk fee..     (15)            (3)              (1)               (3)                (1)            (2)
   Administrative fee and
     insurance costs...............    (132)           (38)             (11)              (48)                (5)           (47)
                                     --------------------------------------------------------------------------------------------
Net investment gain (loss).........    (139)           (36)             (11)              (47)                (1)           (47)

Capital gain distributions.........     104             30              ---                21                  1             24


Realized gain on investments.......      59              7                2                 1                ---              8

Unrealized appreciation
   (depreciation) on investments...     215            (23)             ---                24                  1              6
                                     --------------------------------------------------------------------------------------------
Net realized and unrealized
   gain (loss) on investments......     378             14                2                46                  2             38
                                     --------------------------------------------------------------------------------------------
Net increase (decrease) in net
   assets resulting from operations     239            (22)              (9)               (1)                 1             (9)

Net assets at beginning of year....   1,320            278               46               227                 86            222

Variable account deposits
   (NOTES 2 AND 3).................     547            101              199               102                 20             83

Terminations and withdrawals
   (NOTES 2 AND 3).................     (29)           (16)            (165)              (13)                (2)           (18)
                                     --------------------------------------------------------------------------------------------
Net assets at end of year..........  $2,077           $341            $  71              $315               $105           $278
                                     ============================================================================================

SEE ACCOMPANYING NOTES.

                                         GLOBAL                          MANAGED ASSET                        SOCIAL
                                       STRATEGIC        GLOBAL TOTAL       ALLOCATION         EQUITY         AWARENESS
                                     INCOME SERIES     RETURN SERIES        SERIES         INCOME SERIES      SERIES        COMBINED
                                     -----------------------------------------------------------------------------------------------
Dividend distributions.............      $  3              $  2              $  1               $ 5            $---         $   36
Expenses (NOTE 2):
   Mortality and expense risk fee..       ---                (1)              ---                (3)            ---            (29)
   Administrative fee and
     insurance costs...............        (1)               (4)               (2)              (18)             (1)          (307)
                                     -----------------------------------------------------------------------------------------------
Net investment gain (loss).........         2                (3)               (1)              (16)             (1)          (300)

Capital gain distributions.........         1                 4               ---                12               1            198

Realized gain on investments.......       ---               ---                 1                17               1             96

Unrealized appreciation
   (depreciation) on investments...        (2)                4                 4                (2)              5            232
                                     -----------------------------------------------------------------------------------------------
Net realized and unrealized
   gain (loss) on investments......        (1)                8                 5                27               7            526
                                     -----------------------------------------------------------------------------------------------
Net increase (decrease) in net
   assets resulting from operations         1                 5                 4                11               6            226

Net assets at beginning of year....        24                57                31               302              24          2,617

Variable account deposits
   (NOTES 2 AND 3).................        12                20                 4                91               3          1,182

Terminations and withdrawals
   (NOTES 2 AND 3).................        (2)              ---               ---               (33)             (4)          (282)
                                     -----------------------------------------------------------------------------------------------
Net assets at end of year..........      $ 35              $ 82              $ 39              $371            $ 29         $3,743
                                     ===============================================================================================

SEE ACCOMPANYING NOTES.

                                                 Security Varilife Separate Account

                                         Statements of Operations and Changes in Net Assets

                                                    Year ended December 31, 1997
                                                           (IN THOUSANDS)

                                     GROWTH         GROWTH-            MONEY           WORLDWIDE         HIGH GRADE       MID CAP
                                     SERIES      INCOME SERIES     MARKET SERIES     EQUITY SERIES     INCOME SERIES      SERIES
                                     --------------------------------------------------------------------------------------------
Dividend distributions ............  $    5           $  5            $   3              $  4              $  5            $  1
Expenses (NOTE 2):
   Mortality and expense risk fee .      (7)            (2)             ---                (2)               (1)             (2)
   Administrative fee and
     insurance costs ..............     (77)           (21)             (10)              (28)               (5)            (31)
                                     --------------------------------------------------------------------------------------------
Net investment gain (loss) ........     (79)           (18)              (7)              (26)               (1)            (32)

Capital gain distributions ........      49             13              ---                10               ---               5


Realized gain (loss) on investments      43             11               (1)                8               ---              15

Unrealized appreciation
   (depreciation) on investments ..      89             10              ---               (13)                2              16
                                     --------------------------------------------------------------------------------------------
Net realized and unrealized gain
   (loss) on investments ..........     181             34               (1)                5                 2              36
                                     --------------------------------------------------------------------------------------------
Net increase (decrease) in net
   assets resulting from operations     102             16               (8)              (21)                1               4

Net assets at beginning of year ...     502            113               31               150                69             157

Variable account deposits
 (NOTES 2 AND 3) ..................     752            153              426               124                18             108

Terminations and withdrawals
   (NOTES 2 AND 3) ................     (36)            (4)            (403)              (26)               (2)            (47)
                                     --------------------------------------------------------------------------------------------
Net assets at end of year .........  $1,320           $278            $  46              $227              $ 86            $222
                                     ============================================================================================

SEE ACCOMPANYING NOTES.

                                         GLOBAL                          MANAGED ASSET                        SOCIAL
                                       STRATEGIC        GLOBAL TOTAL       ALLOCATION         EQUITY         AWARENESS
                                     INCOME SERIES     RETURN SERIES        SERIES         INCOME SERIES      SERIES        COMBINED
                                     -----------------------------------------------------------------------------------------------
Dividend distributions.............      $  2              $  1              $---              $  2            $---          $   28
Expenses (NOTE 2):
   Mortality and expense risk fee..       ---               ---               ---                (2)            ---             (16)
   Administrative fee and
     insurance costs...............        (1)               (3)               (1)              (13)             (1)           (191)
                                     -----------------------------------------------------------------------------------------------
Net investment gain (loss).........         1                (2)               (1)              (13)             (1)           (179)

Capital gain distributions.........         1                 1               ---                 3               1              83

Realized gain on investments.......       ---               ---               ---                 4             ---              80

Unrealized appreciation
   (depreciation) on investments...        (1)                1                 4                46               2             156
                                     -----------------------------------------------------------------------------------------------
Net realized and unrealized
   gain (loss) on investments......       ---                 2                 4                53               3             319
                                     -----------------------------------------------------------------------------------------------
Net increase (decrease) in net
   assets resulting from operations         1               ---                 3                40               2             140

Net assets at beginning of year....        13                36                23               141              12           1,247

Variable account deposits
   (NOTES 2 AND 3).................        10                21                 5               121              13           1,751

Terminations and withdrawals
   (NOTES 2 AND 3).................       ---               ---               ---               ---              (3)           (521)
                                     -----------------------------------------------------------------------------------------------
Net assets at end of year..........      $ 24              $ 57              $ 31              $302            $ 24          $2,617
                                     ===============================================================================================

SEE ACCOMPANYING NOTES.

                       Security Varilife Separate Account

                          Notes to Financial Statements

                        December 31, 1999, 1998 and 1997


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Security Varilife Separate Account (the Account) is a separate account of Security Benefit Life Insurance Company (SBL). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. All activity in the account relates to Security Elite Benefit, a variable life product sold by SBL. Deposits received by the Account are invested in the SBL Fund, a mutual fund not otherwise available to the public. As directed by the owners, amounts deposited may be invested in shares of Series A (Growth Series - emphasis on capital appreciation), Series B (Growth-Income Series - emphasis on capital appreciation with secondary emphasis on income), Series C (Money Market Series - emphasis on capital preservation while generating interest income), Series D (Worldwide Equity Series - emphasis on long-term capital growth through investment in foreign and domestic common stocks and equivalents), Series E (High Grade Income Series - emphasis on current income with security of principal), Series J (Mid Cap Series - emphasis on capital appreciation), Series K (Global Strategic Income Series - emphasis on high current income with secondary emphasis on capital appreciation), Series M (Global Total Return Series - emphasis on high total return consisting of capital appreciation and current income), Series N (Managed Asset Allocation Series - emphasis on high level of total return), Series O (Equity Income Series - emphasis on substantial dividend income and capital appreciation) and Series S (Social Awareness Series
- emphasis on capital appreciation). During 1999, the former Emerging Growth Series, Global Aggressive Bond Series and Specialized Asset Allocation Series were renamed Mid Cap Series, Global Strategic Income Series and Global Total Return Series, respectively.

Under the terms of the investment advisory contracts, portfolio investments of the underlying mutual fund are made by Security Management Company, LLC (SMC), a limited liability company controlled by its members, SBL and Security Benefit Group, Inc., a wholly-owned subsidiary of SBL.

SMC has engaged T. Rowe Price Associates, Inc. to provide sub-advisory services for the Managed Asset Allocation Series and the Equity Income Series and Oppenheimer Funds, Inc. to provide sub-advisory services for the Worldwide Equity Series. Meridian Investment Management Corporation (Meridian) served as sub-advisor for the Global Strategic Income Series and the Global Total Return Series until May 15, 1999 when Meridian was replaced by Wellington Management.

INVESTMENT VALUATION

Investments in mutual fund shares are carried in the balance sheet at market value (net asset value of the underlying mutual fund). The first-in, first-out cost method is used to determine realized gains and losses. Security transactions are accounted for on the trade date.

The cost of investments purchased and proceeds from investments sold during the years ended December 31 were as follows:

                                             1999                         1998                         1997
                                   ------------------------     ------------------------     ------------------------
                                    COST OF       PROCEEDS       COST OF       PROCEEDS       COST OF       PROCEEDS
                                   PURCHASES     FROM SALES     PURCHASES     FROM SALES     PURCHASES     FROM SALES
                                   ------------------------     ------------------------     ------------------------
                                                                     (IN THOUSANDS)

Growth Series......................  $745           $672          $694           $211          $847           $161
Growth-Income Series...............   255            153           155             76           186             42
Money Market Series................   468            267           263            240           436            420
Worldwide Equity Series............   210            162           131             68           156             74
High Grade Income Series...........    44             30            25              7            24              9
Mid Cap Series.....................   326            171           147            105           127             93
Global Strategic Income Series.....    11              2            15              2            14              2
Global Total Return Series.........    39             24            26              5            24              4
Managed Asset Allocation Series....    32             13             5              2             5              1
Equity Income Series...............   134             95           109             55           128             17
Social Awareness Series............    30              5             4              5            17              7

REINVESTMENT OF DIVIDENDS

Dividend and capital gain distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective series. Dividend income and capital gain distributions are recorded as income on the ex-dividend date.

FEDERAL INCOME TAXES

The operations of the account are part of the operations of SBL. Under current law, no federal income taxes are allocated by SBL to the operations of the Account.

RECLASSIFICATIONS

Certain amounts in the 1998 financial statements have been reclassified to conform to the 1999 presentation.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2. SECURITY VARILIFE SEPARATE ACCOUNT CONTRACT CHARGES

SBL deducts a daily administrative charge equal to an annual rate of .35% of the average daily net assets of each account. Mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 0.9% of the average daily net assets of each account.

A deduction for cost of insurance and cost of any riders also is made monthly and is equal to a current cost of insurance rate multiplied by the net amount at risk under a policy at the beginning of the policy month. The net amount at risk for these purposes is equal to the amount of death benefit payable at the beginning of the policy month divided by 1.0032737 less the accumulated value at the beginning of the month. These charges amounted to $347,000, $297,000 and $185,000 during 1999, 1998 and 1997, respectively.

When applicable, an amount for state and local premium taxes is deducted from each premium payment as provided by pertinent state law.

3. SUMMARY OF UNIT TRANSACTIONS
                                                                  UNITS
                                                          ----------------------
                                                          YEAR ENDED DECEMBER 31
                                                          1999     1998     1997
                                                          ----------------------
                                                              (IN THOUSANDS)
Growth Series:
   Account deposits....................................    21       25       40
   Terminations, withdrawals and expenses..............    21        7        6

Growth-Income Series:
   Account deposits....................................     5        5       10
   Terminations, withdrawals and expenses..............     6        3        2

Money Market Series:
   Account deposits....................................    35       17       38
   Terminations, withdrawals and expenses..............    19       15       37

Worldwide Equity Series:
   Account deposits....................................     6        7       10
   Terminations, withdrawals and expenses..............     5        4        4

High Grade Income Series:
   Account deposits....................................     1        2        2
   Terminations, withdrawals and expenses..............     1        1        1

Mid Cap Series:
   Account deposits....................................     9        5        7
   Terminations, withdrawals and expenses..............     4        4        5

Global Strategic Income Series:
   Account deposits....................................     1        1        1
   Terminations, withdrawals and expenses..............   ---      ---      ---

Global Total Return Series:
   Account deposits....................................     1        2        2
   Terminations, withdrawals and expenses..............     1      ---      ---

Managed Asset Allocation Series:
   Account deposits....................................     2      ---      ---
   Terminations, withdrawals and expenses..............     1      ---      ---

Equity Income Series:
   Account deposits....................................     5        5        8
   Terminations, withdrawals and expenses..............     4        3        1

Social Awareness Series:
   Account deposits....................................     1      ---        1
   Terminations, withdrawals and expenses..............   ---      ---      ---